Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Summary of Key Management Personnel Compensation, Including Directors

Key management personnel compensation, including directors, are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Salaries and other benefits	23	25
Share-based payments	24	19
Total compensation	47	44